Shareholders’ equity (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Schedule of changes in Share Capital, Share Premium and Number of Ordinary Shares and Special Voting Shares
The following table summarizes the changes in the share capital, share premium and number of ordinary shares and special voting shares of the Company for the six months ended June 30, 2025:

	Share capital	Share premium	Outstanding ordinary shares	Ordinary shares held in treasury	Total ordinary shares	Special voting shares
	(€ thousand)		(# of shares)
At December 31, 2024	9,154	782,587	252,503,479	50,201,247	302,704,726	154,981,350
Ordinary shares delivered under share-based payments (1)	—	—	1,585,889	(1,585,889)	—	—
At June 30, 2025	9,154	782,587	254,089,368	48,615,358	302,704,726	154,981,350
________________________________________
(1)As a result of the vesting of awards on the Group’s equity incentive arrangements, the following ordinary shares, which were previously held in treasury, were delivered during the period:
(a)1,140,546 ordinary shares to the senior management and other employees of the Group in relation to the 2022-2024 PSUs;
(b)368,943 ordinary shares to the Chief Executive Officer in relation to the CEO 2022-2024 PSUs;
(c)76,400 ordinary shares to the non-executive directors of the Group for a portion of their annual base remuneration for services provided in 2023.

Schedule of Other Reserves Including Other Comprehensive Income
Other reserves are detailed as follows:

(€ thousands)	At June 30, 2025	At December 31, 2024
Share-based payments reserve	71,395	85,183
Non-controlling interests options reserve	(114,247)	(114,247)
Other	(132,563)	(132,567)
Other reserves	(175,415)	(161,631)